UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
Olivia P. Adler
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH CAPITAL FUND

Schedule of Investments
December 31, 2010 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE - BACKED BONDS - 87.76%

Alabama		0.96%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		122,276	0.26%
32,000	7.80%, 10/15/2025		31,834	0.07%
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		22,103	0.05%
24,000	7.50%, 04/10/2018		24,142	0.05%
25,000	7.50%, 04/10/2019		25,023	0.05%
28,000	7.50%, 04/10/2020		27,854	0.06%
30,000	7.50%, 04/10/2021		29,844	0.06%
23,000	7.50%, 10/10/2017		23,122	0.05%
25,000	7.50%, 10/10/2018		25,163	0.05%
27,000	7.50%, 10/10/2019		27,032	0.06%
28,000	7.50%, 10/10/2020		27,854	0.06%
32,000	8.00%, 04/10/2022		32,067	0.07%
31,000	8.00%, 10/10/2021		31,059	0.07%

Arizona		9.18%
	First Southern Baptist Church of Lake Havasu City, Inc.
32,000	7.60%, 03/19/2028		31,834	0.07%
38,000	7.60%, 03/19/2029		37,802	0.08%
41,000	7.60%, 03/19/2030		40,787	0.09%
44,000	7.60%, 03/19/2031		43,771	0.09%
48,000	7.60%, 03/19/2032		47,750	0.10%
51,000	7.60%, 03/19/2033		50,735	0.11%
55,000	7.60%, 03/19/2034		54,714	0.12%
60,000	7.60%, 03/19/2035		59,688	0.13%
64,000	7.60%, 03/19/2036		63,667	0.14%
70,000	7.60%, 03/19/2037		69,636	0.15%
75,000	7.60%, 03/19/2038		74,610	0.16%
37,000	7.60%, 09/19/2028		36,808	0.08%
40,000	7.60%, 09/19/2029		39,792	0.08%
43,000	7.60%, 09/19/2030		42,776	0.09%
46,000	7.60%, 09/19/2031		45,761	0.10%
50,000	7.60%, 09/19/2032		49,740	0.11%
54,000	7.60%, 09/19/2033		53,719	0.11%
58,000	7.60%, 09/19/2034		57,698	0.12%
62,000	7.60%, 09/19/2035		61,678	0.13%
42,000	7.60%, 09/19/2036		41,782	0.09%
72,000	7.60%, 09/19/2037		71,626	0.15%
24,000	8.00%, 03/19/2023		24,060	0.05%
25,000	8.00%, 09/19/2023		25,068	0.05%
	NAOS, Inc., dba Pure Heart Christian Fellowship
2,700,000	6.90%, 07/15/2029		2,686,500	5.72%
	Northwest Christian School, Phoenix			0.00%
500,000	7.75%, 01/01/2034		497,500	1.06%

Arkansas		0.24%
	Bella Vista Assembly of God
113,000	8.00%, 03/01/2034		112,412	0.24%

California		16.24%
	First Baptist Church of Clovis
37,000	7.30%, 04/15/2024		37,122	0.08%
16,000	7.30%, 04/15/2033		15,917	0.03%
75,000	7.30%, 04/15/2034		74,610	0.16%
81,000	7.30%, 04/15/2035		80,579	0.17%
88,000	7.30%, 04/15/2036		87,542	0.19%
94,000	7.30%, 04/15/2037		93,511	0.20%
20,000	7.30%, 10/15/2023		20,062	0.04%
20,000	7.30%, 10/15/2030		19,896	0.04%
73,000	7.30%, 10/15/2033		72,620	0.15%
78,000	7.30%, 10/15/2034		77,594	0.17%
84,000	7.30%, 10/15/2035		83,563	0.18%
90,000	7.30%, 10/15/2036		89,532	0.19%
	Kern Christian Center
16,000	7.50%, 04/01/2021		15,917	0.03%
16,000	7.50%, 10/01/2020		15,917	0.03%
20,000	7.60%, 04/01/2024		20,062	0.04%
21,000	7.60%, 04/01/2025		21,071	0.04%
20,000	7.60%, 10/01/2023		20,058	0.04%
21,000	7.60%, 10/01/2024		21,069	0.04%
23,000	7.60%, 10/01/2025		23,083	0.05%
	Montecito Park Union Church
40,000	7.30%, 04/15/2023		40,116	0.09%
43,000	7.30%, 04/15/2024		43,142	0.09%
39,000	7.30%, 10/15/2022		39,105	0.08%
41,000	7.30%, 10/15/2023		41,127	0.09%
45,000	7.30%, 10/15/2024		45,157	0.10%
	Revival Pentecostal Tabernable of San Diego
18,000	7.20%, 06/15/2021		17,908	0.04%
18,000	7.20%, 12/15/2021		17,908	0.04%
34,000	7.30%, 06/15/2030		33,827	0.07%
36,000	7.30%, 06/15/2031		35,816	0.08%
39,000	7.30%, 06/15/2032		38,801	0.08%
42,000	7.30%, 06/15/2033		41,786	0.09%
45,000	7.30%, 06/15/2034		44,770	0.10%
49,000	7.30%, 06/15/2035		48,750	0.10%
53,000	7.30%, 06/15/2036		52,730	0.11%
57,000	7.30%, 06/15/2037		56,709	0.12%
26,000	7.30%, 12/15/2029		25,867	0.06%
36,000	7.30%, 12/15/2030		35,816	0.08%
39,000	7.30%, 12/15/2031		38,801	0.08%
41,000	7.30%, 12/15/2032		40,791	0.09%
44,000	7.30%, 12/15/2033		43,776	0.09%
48,000	7.30%, 12/15/2034		47,755	0.10%
50,000	7.30%, 12/15/2035		49,745	0.11%
54,000	7.30%, 12/15/2036		53,725	0.11%
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024		49,769	0.11%
73,000	8.30%, 09/15/2025		53,429	0.11%
	Sonrise Baptist
9,000	7.60%, 01/15/2030		5,049	0.01%
32,000	7.60%, 01/15/2031		17,955	0.04%
35,000	7.60%, 01/15/2032		19,638	0.04%
37,000	7.60%, 01/15/2033		20,760	0.04%
40,000	7.60%, 01/15/2034		22,444	0.05%
43,000	7.60%, 01/15/2035		24,128	0.05%
46,000	7.60%, 01/15/2036		25,811	0.05%
50,000	7.60%, 01/15/2037		28,055	0.06%
54,000	7.60%, 01/15/2038		30,299	0.06%
1,000	7.60%, 07/15/2028		562	0.00%
1,000	7.60%, 07/15/2030		562	0.00%
33,000	7.60%, 07/15/2031		18,517	0.04%
36,000	7.60%, 07/15/2032		20,200	0.04%
13,000	7.60%, 07/15/2033		7,295	0.02%
42,000	7.60%, 07/15/2034		23,566	0.05%
45,000	7.60%, 07/15/2035		25,250	0.05%
49,000	7.60%, 07/15/2036		27,494	0.06%
52,000	7.60%, 07/15/2037		29,177	0.06%
31,000	7.60%, 07/15/2038		17,395	0.04%
	Trinity Southern Baptist Church of Livemore, California
46,000	7.10%, 03/18/2016		45,959	0.10%
53,000	7.20%, 03/18/2018		53,318	0.11%
48,000	7.20%, 09/18/2019		48,057	0.10%
53,000	7.20%, 09/18/2020		52,724	0.11%
60,000	7.30%, 03/18/2029		59,688	0.13%
124,000	7.30%, 03/18/2030		123,355	0.26%
143,000	7.30%, 03/18/2032		142,256	0.30%
153,000	7.30%, 03/18/2034		152,204	0.32%
190,000	7.30%, 03/18/2036		189,012	0.40%
96,000	7.30%, 09/18/2026		95,501	0.20%
50,000	7.30%, 09/18/2027		49,740	0.11%
50,000	7.30%, 09/18/2028		49,740	0.11%
60,000	7.30%, 09/18/2029		59,688	0.13%
128,000	7.30%, 09/18/2030		127,334	0.27%
148,000	7.30%, 09/18/2032		147,230	0.31%
159,000	7.30%, 09/18/2033		158,173	0.34%
211,000	7.30%, 09/18/2037		209,903	0.45%
228,000	7.30%, 09/18/2038		226,814	0.48%
	The United Pentecostal Church of Modesto, Inc.
43,000	7.50%, 05/21/2021		42,781	0.09%
45,000	7.50%, 05/21/2022		44,771	0.10%
20,000	7.50%, 11/21/2020		19,898	0.04%
43,000	7.50%, 11/21/2021		42,781	0.09%
53,000	7.60%, 05/21/2024		53,170	0.11%
56,000	7.60%, 05/21/2025		56,196	0.12%
62,000	7.60%, 05/21/2026		61,684	0.13%
66,000	7.60%, 05/21/2027		65,663	0.14%
71,000	7.60%, 05/21/2028		70,638	0.15%
89,000	7.60%, 05/21/2031		88,546	0.19%
96,000	7.60%, 05/21/2032		95,510	0.20%
103,000	7.60%, 05/21/2033		102,475	0.22%
112,000	7.60%, 05/21/2034		111,429	0.24%
51,000	7.60%, 11/21/2023		51,153	0.11%
55,000	7.60%, 11/21/2024		55,187	0.12%
59,000	7.60%, 11/21/2025		59,218	0.13%
69,000	7.60%, 11/21/2027		68,648	0.15%
73,000	7.60%, 11/21/2028		72,628	0.15%
86,000	7.60%, 11/21/2030		85,561	0.18%
92,000	7.60%, 11/21/2031		91,531	0.20%
99,000	7.60%, 11/21/2032		98,495	0.21%
115,000	7.60%, 11/21/2034		114,414	0.24%
	Victory Christian Center of the Desert, Inc.
31,000	8.40%, 04/15/2021		31,050	0.07%
34,000	8.40%, 04/15/2022		34,068	0.07%
36,000	8.40%, 04/15/2023		36,086	0.08%
40,000	8.40%, 04/15/2024		40,108	0.09%
43,000	8.40%, 04/15/2025		43,129	0.09%
47,000	8.40%, 04/15/2026		46,756	0.10%
51,000	8.40%, 04/15/2027		50,735	0.11%
55,000	8.40%, 04/15/2028		54,714	0.12%
60,000	8.40%, 04/15/2029		59,688	0.13%
65,000	8.40%, 04/15/2030		64,662	0.14%
70,000	8.40%, 04/15/2031		69,636	0.15%
76,000	8.40%, 04/15/2032		75,605	0.16%
83,000	8.40%, 04/15/2033		82,568	0.18%
90,000	8.40%, 04/15/2034		89,532	0.19%
30,000	8.40%, 10/15/2020		30,042	0.06%
32,000	8.40%, 10/15/2021		32,058	0.07%
35,000	8.40%, 10/15/2022		35,077	0.07%
38,000	8.40%, 10/15/2023		38,095	0.08%
41,000	8.40%, 10/15/2024		41,119	0.09%
45,000	8.40%, 10/15/2025		45,144	0.10%
48,000	8.40%, 10/15/2026		47,750	0.10%
53,000	8.40%, 10/15/2027		52,724	0.11%
57,000	8.40%, 10/15/2028		56,704	0.12%
62,000	8.40%, 10/15/2029		61,678	0.13%
68,000	8.40%, 10/15/2030		67,646	0.14%
74,000	8.40%, 10/15/2031		73,615	0.16%
80,000	8.40%, 10/15/2032		79,584	0.17%
87,000	8.40%, 10/15/2033		86,548	0.18%
69,000	8.40%, 10/15/2034		68,641	0.15%
	"The Well" Ministry of Rescue
21,000	8.40%, 05/15/2020		20,891	0.04%
23,000	8.40%, 05/15/2021		22,880	0.05%
25,000	8.40%, 05/15/2022		25,053	0.05%
27,000	8.40%, 05/15/2023		27,065	0.06%
22,000	8.40%, 11/15/2020		21,886	0.05%
24,000	8.40%, 11/15/2021		24,046	0.05%
26,000	8.40%, 11/15/2022		26,060	0.06%
28,000	8.40%, 11/15/2023		28,073	0.06%
Colorado		1.06%
	Crossroads Church of Denver, Inc.
500,000	7.50%, 11/01/2038		497,400	1.06%

Connecticut		1.17%
	Full Gospel Foundation Building Ministries International
19,000	7.50%, 01/21/2021		18,903	0.04%
21,000	7.50%, 01/21/2022		20,893	0.04%
22,000	7.50%, 01/21/2023		21,888	0.05%
24,000	7.50%, 07/21/2023		23,878	0.05%
23,000	7.60%, 01/21/2026		22,885	0.05%
30,000	7.60%, 01/21/2027		29,847	0.06%
32,000	7.60%, 01/21/2028		31,837	0.07%
35,000	7.60%, 01/21/2029		34,822	0.07%
38,000	7.60%, 01/21/2030		37,806	0.08%
40,000	7.60%, 01/21/2031		39,796	0.08%
43,000	7.60%, 01/21/2032		42,781	0.09%
29,000	7.60%, 07/21/2026		28,852	0.06%
33,000	7.60%, 07/21/2028		32,832	0.07%
36,000	7.60%, 07/21/2029		35,816	0.08%
39,000	7.60%, 07/21/2030		38,801	0.08%
42,000	7.60%, 07/21/2031		41,786	0.09%
45,000	7.60%, 07/21/2032		44,771	0.10%
Florida		15.91%
	Abyssinia Missionary Baptist Church Ministries, Inc.
257,000	7.50%, 03/15/2027		255,664	0.54%
212,000	7.50%, 03/15/2028		210,898	0.45%
187,000	7.50%, 03/15/2029		186,028	0.40%
290,000	7.50%, 03/15/2030		288,492	0.61%
91,000	7.50%, 03/15/2031		90,527	0.19%
166,000	7.50%, 09/15/2027		165,137	0.35%
120,000	7.50%, 09/15/2028		119,376	0.25%
145,000	7.50%, 09/15/2029		144,246	0.31%
332,000	7.50%, 09/15/2030		330,274	0.70%
	Bethel Baptist Institutional Church, Inc.
150,000	7.80%, 01/21/2021		85,245	0.18%
75,000	7.90%, 01/21/2026		42,623	0.09%
523,000	7.90%, 01/21/2030		297,221	0.63%
124,000	7.90%, 07/21/2023		71,399	0.15%
251,000	7.90%, 07/21/2025		144,676	0.31%
129,000	7.90%, 07/21/2026		73,311	0.16%
171,000	7.90%, 07/21/2027		97,179	0.21%
218,000	7.90%, 07/21/2028		123,890	0.26%
259,000	7.90%, 07/21/2030		147,190	0.31%
	Celebration Baptist Church of Jacksonville, Florida, Inc.
17,000	8.10%, 06/15/2015		17,102	0.04%
33,000	8.20%, 12/15/2015		32,964	0.07%
69,000	8.40%, 06/15/2021		68,648	0.15%
74,000	8.40%, 06/15/2022		74,163	0.16%
10,000	8.40%, 06/15/2025		10,032	0.02%
24,000	8.40%, 06/15/2027		23,878	0.05%
199,000	8.40%, 06/15/2034		197,985	0.42%
65,000	8.40%, 12/15/2020		64,669	0.14%
71,000	8.40%, 12/15/2021		71,142	0.15%
71,000	8.40%, 12/15/2022		71,170	0.15%
23,000	8.40%, 12/15/2026		22,883	0.05%
29,000	8.40%, 12/15/2029		28,852	0.06%
32,000	8.40%, 12/15/2030		31,837	0.07%
117,000	8.40%, 12/15/2032		116,403	0.25%
84,000	8.40%, 12/15/2033		83,572	0.18%
70,000	8.40%, 12/15/2034		69,643	0.15%
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019		71,050	0.15%
78,000	8.40%, 04/20/2020		77,594	0.17%
84,000	8.40%, 04/20/2021		83,563	0.18%
99,000	8.40%, 04/20/2023		99,238	0.21%
108,000	8.40%, 04/20/2024		108,292	0.23%
25,000	8.40%, 04/20/2031		24,870	0.05%
44,000	8.40%, 10/20/2018		44,268	0.09%
75,000	8.40%, 10/20/2019		75,067	0.16%
82,000	8.40%, 10/20/2020		81,574	0.17%
89,000	8.40%, 10/20/2021		88,537	0.19%
86,000	8.40%, 10/20/2022		86,189	0.18%
43,000	8.40%, 10/20/2025		43,138	0.09%
100,000	8.40%, 10/20/2030		99,490	0.21%
	Manifestations World
29,000	7.60%, 03/17/2025		29,099	0.06%
31,000	7.60%, 03/17/2026		30,839	0.07%
33,000	7.60%, 03/17/2027		32,828	0.07%
36,000	7.60%, 03/17/2028		35,813	0.08%
38,000	7.60%, 03/17/2029		37,802	0.08%
41,000	7.60%, 03/17/2030		40,787	0.09%
44,000	7.60%, 03/17/2031		43,771	0.09%
48,000	7.60%, 03/17/2032		47,750	0.10%
52,000	7.60%, 03/17/2033		51,730	0.11%
56,000	7.60%, 03/17/2034		55,709	0.12%
60,000	7.60%, 03/17/2035		59,688	0.13%
65,000	7.60%, 03/17/2036		64,662	0.14%
70,000	7.60%, 03/17/2037		69,636	0.15%
76,000	7.60%, 03/17/2038		75,605	0.16%
8,000	7.60%, 09/17/2024		8,026	0.02%
29,000	7.60%, 09/17/2025		29,104	0.06%
33,000	7.60%, 09/17/2026		32,828	0.07%
34,000	7.60%, 09/17/2027		33,823	0.07%
38,000	7.60%, 09/17/2028		37,802	0.08%
41,000	7.60%, 09/17/2029		40,787	0.09%
44,000	7.60%, 09/17/2030		43,771	0.09%
47,000	7.60%, 09/17/2031		46,756	0.10%
51,000	7.60%, 09/17/2032		50,735	0.11%
54,000	7.60%, 09/17/2033		53,719	0.11%
59,000	7.60%, 09/17/2034		58,693	0.13%
63,000	7.60%, 09/17/2035		62,672	0.13%
68,000	7.60%, 09/17/2036		67,646	0.14%
73,000	7.60%, 09/17/2037		72,620	0.15%
79,000	7.60%, 09/17/2038		78,589	0.17%
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/05/2031		93,550	0.20%
54,000	7.50%, 08/05/2029		50,533	0.11%
146,000	7.50%, 02/05/2029		136,641	0.29%
112,000	7.50%, 02/05/2027		104,888	0.22%
	Philadelphia Haitian Baptist Church of Orlando, Inc. (a)
33,000	7.70%, 05/28/2013		20,212	0.04%
26,000	7.70%, 11/28/2012		15,927	0.03%
34,000	7.70%, 11/28/2013		20,764	0.04%
35,000	7.80%, 05/28/2014		21,259	0.05%
63,000	8.40%, 05/28/2021		37,598	0.08%
68,000	8.40%, 05/28/2022		40,582	0.09%
30,000	8.40%, 05/28/2024		18,117	0.04%
86,000	8.40%, 05/28/2025		51,961	0.11%
93,000	8.40%, 05/28/2026		55,502	0.12%
154,000	8.40%, 05/28/2032		91,908	0.20%
64,000	8.40%, 11/28/2021		38,196	0.08%
32,000	8.40%, 11/28/2023		19,098	0.04%
33,000	8.40%, 11/28/2024		19,935	0.04%
91,000	8.40%, 11/28/2025		55,000	0.12%
98,000	8.40%, 11/28/2026		58,486	0.12%
42,000	8.40%, 11/28/2031		25,066	0.05%
156,000	8.40%, 11/28/2032		93,100	0.20%
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024		53,203	0.11%
49,000	7.80%, 03/15/2028		33,423	0.07%
81,000	7.80%, 09/15/2024		55,250	0.12%
36,000	7.80%, 09/15/2027		24,556	0.05%
Georgia		4.88%
	Bible Baptist Church of Newnan, Inc. (a)
32,000	7.60%, 03/01/2015		16,429	0.04%
33,000	7.70%, 09/01/2015		16,955	0.04%
39,000	7.80%, 03/01/2018		20,105	0.04%
46,000	7.80%, 03/01/2020		23,441	0.05%
50,000	7.80%, 03/01/2021		25,480	0.05%
11,000	7.80%, 09/01/2018		5,673	0.01%
45,000	7.80%, 09/01/2019		23,085	0.05%
48,000	7.80%, 09/01/2020		24,461	0.05%
50,000	7.90%, 03/01/2023		25,690	0.05%
38,000	7.90%, 03/01/2034		19,365	0.04%
159,000	7.90%, 03/01/2036		81,027	0.17%
56,000	7.90%, 09/01/2022		28,767	0.06%
89,000	7.90%, 09/01/2035		45,880	0.10%
64,000	7.90%, 09/01/2036		32,999	0.07%
54,000	8.00%, 03/01/2022		27,735	0.06%
51,000	8.00%, 09/01/2021		26,188	0.06%
	Restoration in the Word International Ministries, Inc.
6,000	7.80%, 05/15/2018		6,000	0.01%
7,000	7.80%, 05/15/2019		6,971	0.01%
8,000	7.80%, 05/15/2020		7,925	0.02%
8,000	7.80%, 05/15/2021		7,925	0.02%
7,000	7.80%, 11/15/2017		6,997	0.01%
7,000	7.80%, 11/15/2018		7,003	0.01%
8,000	7.80%, 11/15/2019		7,968	0.02%
8,000	7.80%, 11/15/2020		7,925	0.02%
9,000	8.00%, 05/15/2022		8,972	0.02%
9,000	8.00%, 11/15/2021		8,970	0.02%
	Victory Baptist Church of Loganville, Inc.
67,000	7.90%, 01/15/2030		66,658	0.14%
72,000	7.90%, 01/15/2031		71,633	0.15%
78,000	7.90%, 01/15/2032		77,602	0.17%
84,000	7.90%, 01/15/2033		83,572	0.18%
90,000	7.90%, 01/15/2034		89,541	0.19%
98,000	7.90%, 01/15/2035		97,500	0.21%
106,000	7.90%, 01/15/2036		105,459	0.22%
115,000	7.90%, 01/15/2037		114,413	0.24%
123,000	7.90%, 01/15/2038		122,373	0.26%
69,000	7.90%, 07/15/2030		68,648	0.15%
74,000	7.90%, 07/15/2031		73,623	0.16%
81,000	7.90%, 07/15/2032		80,587	0.17%
87,000	7.90%, 07/15/2033		86,556	0.18%
95,000	7.90%, 07/15/2034		94,516	0.20%
101,000	7.90%, 07/15/2035		100,485	0.21%
110,000	7.90%, 07/15/2036		109,439	0.23%
119,000	7.90%, 07/15/2037		118,393	0.25%
129,000	7.90%, 07/15/2038		128,342	0.27%
42,000	7.90%, 01/15/2024		42,126	0.09%
40,000	7.90%, 07/15/2023		40,112	0.09%
Illinois		2.05%
	First Baptist Church of Melrose Park
35,000	7.80%, 06/12/2019		35,035	0.07%
37,000	7.80%, 06/12/2020		36,811	0.08%
41,000	7.80%, 06/12/2021		40,791	0.09%
45,000	7.80%, 06/12/2022		44,771	0.10%
37,000	7.80%, 12/12/2019		37,048	0.08%
40,000	7.80%, 12/12/2020		39,796	0.08%
42,000	7.80%, 12/12/2021		41,786	0.09%
51,000	7.90%, 06/12/2024		51,158	0.11%
56,000	7.90%, 06/12/2025		56,196	0.12%
43,000	7.90%, 06/12/2030		42,781	0.09%
112,000	7.90%, 06/12/2034		111,429	0.24%
50,000	7.90%, 12/12/2023		50,145	0.11%
54,000	7.90%, 12/12/2024		54,178	0.12%
86,000	7.90%, 12/12/2030		85,561	0.18%
24,000	7.90%, 12/12/2033		23,878	0.05%
117,000	7.90%, 12/12/2034		116,403	0.25%
48,000	8.00%, 06/12/2023		48,130	0.10%
45,000	8.00%, 12/12/2022		45,113	0.10%
Indiana		4.28%
	Madison Park Church of God, Inc.
70,000	7.90%, 01/31/2024		68,460	0.15%
100,000	7.90%, 01/31/2025		97,830	0.21%
100,000	7.90%, 01/31/2026		96,990	0.21%
50,000	7.90%, 01/31/2027		48,495	0.10%
100,000	7.90%, 01/31/2028		96,990	0.21%
193,000	7.90%, 01/31/2029		187,191	0.40%
169,000	7.90%, 01/31/2032		163,913	0.35%
151,000	7.90%, 07/31/2025		147,754	0.31%
95,000	7.90%, 07/31/2029		92,140	0.20%
306,000	7.90%, 07/31/2031		296,789	0.63%
196,000	8.00%, 01/31/2023		191,590	0.41%
189,000	8.00%, 07/31/2022		184,729	0.39%
	Mizpah Inc. Ebenezer Missionary Baptist Church
27,000	7.90%, 06/22/2033		26,865	0.06%
29,000	7.90%, 06/22/2034		28,855	0.06%
32,000	7.90%, 06/22/2035		31,840	0.07%
34,000	7.90%, 06/22/2036		33,830	0.07%
38,000	7.90%, 06/22/2037		37,810	0.08%
24,000	7.90%, 12/22/2031		23,880	0.05%
26,000	7.90%, 12/22/2032		25,870	0.06%
29,000	7.90%, 12/22/2033		28,855	0.06%
31,000	7.90%, 12/22/2034		30,845	0.07%
33,000	7.90%, 12/22/2035		32,835	0.07%
36,000	7.90%, 12/22/2036		35,820	0.08%
Louisiana		3.86%
	Living Way Apostolic Church, Inc.
43,000	7.80%, 04/20/2019		43,034	0.09%
49,000	7.80%, 04/20/2021		48,745	0.10%
44,000	7.80%, 10/20/2019		44,048	0.09%
48,000	7.80%, 10/20/2020		47,750	0.10%
52,000	7.80%, 10/20/2021		51,730	0.11%
73,000	7.90%, 04/20/2026		72,620	0.15%
79,000	7.90%, 04/20/2027		78,589	0.17%
85,000	7.90%, 04/20/2028		84,558	0.18%
47,000	7.90%, 04/20/2029		46,756	0.10%
100,000	7.90%, 04/20/2030		99,480	0.21%
103,000	7.90%, 04/20/2031		102,464	0.22%
91,000	7.90%, 04/20/2032		90,527	0.19%
126,000	7.90%, 04/20/2033		125,345	0.27%
136,000	7.90%, 04/20/2034		135,293	0.29%
70,000	7.90%, 10/20/2025		70,245	0.15%
88,000	7.90%, 10/20/2028		87,542	0.19%
96,000	7.90%, 10/20/2029		95,501	0.20%
103,000	7.90%, 10/20/2030		102,464	0.22%
15,000	7.90%, 10/20/2031		14,922	0.03%
121,000	7.90%, 10/20/2032		120,371	0.26%
141,000	7.90%, 10/20/2034		140,267	0.30%
53,000	8.00%, 04/20/2022		53,117	0.11%
56,000	8.00%, 10/20/2022		56,135	0.12%
Maryland		0.05%
	Ark of Safety Christian Church (a)
40,000	8.00%, 04/15/2029		24,948	0.05%
Massachusetts		3.78%
	Harvest Ministries of New England, Inc.
57,000	7.30%, 02/20/2024		57,182	0.12%
62,000	7.30%, 02/20/2025		62,223	0.13%
67,000	7.30%, 02/20/2026		66,658	0.14%
71,000	7.30%, 02/20/2027		70,638	0.15%
76,000	7.30%, 02/20/2028		75,612	0.16%
83,000	7.30%, 02/20/2029		82,577	0.18%
89,000	7.30%, 02/20/2030		88,546	0.19%
95,000	7.30%, 02/20/2031		94,516	0.20%
95,000	7.30%, 02/20/2033		94,516	0.20%
118,000	7.30%, 02/20/2034		117,398	0.25%
127,000	7.30%, 02/20/2035		126,352	0.27%
60,000	7.30%, 08/20/2024		60,204	0.13%
64,000	7.30%, 08/20/2025		64,243	0.14%
69,000	7.30%, 08/20/2026		68,648	0.15%
75,000	7.30%, 08/20/2027		74,618	0.16%
80,000	7.30%, 08/20/2028		79,592	0.17%
85,000	7.30%, 08/20/2029		84,567	0.18%
99,000	7.30%, 08/20/2031		98,495	0.21%
63,000	7.30%, 08/20/2032		62,679	0.13%
114,000	7.30%, 08/20/2033		113,419	0.24%
132,000	7.30%, 08/20/2035		131,327	0.28%
Michigan		0.26%
	Living Bread Ministries, Inc.
10,000	7.50%, 02/15/2016		6,918	0.01%
22,000	7.50%, 02/15/2017		15,162	0.03%
24,000	7.50%, 02/15/2018		16,567	0.04%
26,000	7.50%, 02/15/2019		17,834	0.04%
21,000	7.50%, 08/15/2016		14,547	0.03%
22,000	7.50%, 08/15/2017		15,175	0.03%
24,000	7.50%, 08/15/2018		16,579	0.04%
26,000	7.50%, 08/15/2019		17,839	0.04%
Nevada		0.15%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		16,096	0.03%
18,000	7.80%, 06/01/2016		18,144	0.04%
17,000	7.80%, 12/01/2015		17,119	0.04%
18,000	7.80%, 12/01/2016		18,162	0.04%
New Jersey		1.50%
	International Faith Ministries, Inc. (a)
13,000	7.90%, 05/10/2023		9,745	0.02%
15,000	7.90%, 05/10/2024		11,249	0.02%
16,000	7.90%, 05/10/2025		12,003	0.03%
24,000	7.90%, 05/10/2028		17,823	0.04%
27,000	7.90%, 05/10/2029		20,050	0.04%
30,000	7.90%, 05/10/2030		22,278	0.05%
33,000	7.90%, 05/10/2031		24,506	0.05%
36,000	7.90%, 05/10/2032		26,733	0.06%
40,000	7.90%, 05/10/2033		29,704	0.06%
44,000	7.90%, 05/10/2034		32,675	0.07%
48,000	7.90%, 05/10/2035		35,645	0.08%
52,000	7.90%, 05/10/2036		38,615	0.08%
61,000	7.90%, 05/10/2037		45,298	0.10%
24,000	7.90%, 11/10/2023		17,995	0.04%
26,000	7.90%, 11/10/2024		19,502	0.04%
28,000	7.90%, 11/10/2025		21,012	0.04%
22,000	7.90%, 11/10/2027		16,337	0.03%
35,000	7.90%, 11/10/2028		25,991	0.06%
37,000	7.90%, 11/10/2029		27,476	0.06%
41,000	7.90%, 11/10/2030		30,446	0.06%
33,000	7.90%, 11/10/2031		24,506	0.05%
48,000	7.90%, 11/10/2032		35,645	0.08%
56,000	7.90%, 11/10/2034		41,585	0.09%
61,000	7.90%, 11/10/2035		45,298	0.10%
66,000	7.90%, 11/10/2036		49,012	0.10%
11,000	8.00%, 05/10/2022		8,241	0.02%
22,000	8.00%, 11/10/2022		16,487	0.04%
North Carolina		0.09%
	Accumulated Resources of Kindred Spirits (a)
66,000	7.75%, 12/01/2009		41,732	0.09%
Ohio		3.37%
	Worldview Community Church
15,000	7.50%, 06/12/2018		14,267	0.03%
62,000	7.50%, 06/12/2021		58,336	0.12%
60,000	7.50%, 12/12/2020		56,454	0.12%
65,000	7.50%, 12/12/2021		61,159	0.13%
73,000	7.60%, 06/12/2023		69,212	0.15%
78,000	7.60%, 06/12/2024		73,975	0.16%
84,000	7.60%, 06/12/2025		79,699	0.17%
75,000	7.60%, 12/12/2023		71,123	0.15%
82,000	7.60%, 12/12/2024		77,785	0.17%
132,000	7.60%, 06/12/2031		124,199	0.26%
109,000	7.60%, 06/12/2032		102,559	0.22%
153,000	7.60%, 06/12/2033		143,958	0.31%
118,000	7.60%, 12/12/2029		111,026	0.24%
127,000	7.60%, 12/12/2030		119,495	0.25%
148,000	7.60%, 12/12/2032		139,253	0.30%
159,000	7.60%, 12/12/2033		149,604	0.32%
67,000	8.00%, 06/12/2022		63,490	0.14%
70,000	8.00%, 12/12/2022		66,346	0.14%
Pennsylvania		1.30%
	Impacting Your World Ministries, Inc.
11,000	6.40%, 03/10/2011		10,964	0.02%
18,000	6.70%, 09/10/2011		18,039	0.04%
18,000	6.90%, 03/10/2012		18,111	0.04%
25,000	7.00%, 09/10/2012		25,188	0.05%
26,000	7.20%, 03/10/2013		26,260	0.06%
34,000	7.20%, 03/10/2014		34,112	0.07%
34,000	7.20%, 09/10/2013		34,235	0.07%
43,000	7.20%, 09/10/2014		43,052	0.09%
43,000	7.30%, 03/10/2015		42,931	0.09%
47,000	7.30%, 03/10/2016		46,958	0.10%
46,000	7.30%, 09/10/2015		45,945	0.10%
49,000	7.30%, 09/10/2016		48,971	0.10%
51,000	7.40%, 03/10/2017		50,985	0.11%
52,000	7.40%, 09/10/2017		52,000	0.11%
55,000	7.50%, 03/10/2018		55,319	0.12%
56,000	7.50%, 09/10/2018		56,358	0.12%

Rhode Island		2.60%
	The Cathedral of Life Christian Assembly
15,000	7.30%, 08/15/2014		15,065	0.03%
23,000	7.50%, 02/15/2021		22,883	0.05%
25,000	7.50%, 02/15/2022		24,873	0.05%
10,000	7.50%, 08/15/2016		10,085	0.02%
11,000	7.50%, 08/15/2017		11,057	0.02%
23,000	7.50%, 08/15/2020		22,883	0.05%
25,000	7.50%, 08/15/2021		24,872	0.05%
37,000	7.60%, 02/15/2027		36,811	0.08%
40,000	7.60%, 02/15/2028		39,796	0.08%
43,000	7.60%, 02/15/2029		42,781	0.09%
46,000	7.60%, 02/15/2030		45,765	0.10%
50,000	7.60%, 02/15/2031		49,745	0.11%
53,000	7.60%, 02/15/2032		52,730	0.11%
58,000	7.60%, 02/15/2033		57,704	0.12%
62,000	7.60%, 02/15/2034		61,684	0.13%
67,000	7.60%, 02/15/2035		66,658	0.14%
58,000	7.60%, 02/15/2037		57,704	0.12%
35,000	7.60%, 08/15/2026		34,821	0.07%
39,000	7.60%, 08/15/2027		38,801	0.08%
41,000	7.60%, 08/15/2028		40,791	0.09%
45,000	7.60%, 08/15/2029		44,771	0.10%
48,000	7.60%, 08/15/2030		47,755	0.10%
52,000	7.60%, 08/15/2031		51,735	0.11%
60,000	7.60%, 08/15/2033		59,694	0.13%
65,000	7.60%, 08/15/2034		64,669	0.14%
70,000	7.60%, 08/15/2035		69,643	0.15%
62,000	7.60%, 08/15/2036		61,684	0.13%
7,000	7.60%, 08/15/2037		6,964	0.01%
28,000	8.00%, 02/15/2023		28,070	0.06%
26,000	8.00%, 08/15/2022		26,060	0.06%
Tennessee		3.18%
	Grace Christian Fellowship Church, Inc.
51,000	8.40%, 01/18/2025		43,493	0.09%
56,000	8.40%, 01/18/2026		47,342	0.10%
60,000	8.40%, 01/18/2027		50,724	0.11%
30,000	8.40%, 01/18/2029		25,362	0.05%
77,000	8.40%, 01/18/2030		65,096	0.14%
52,000	8.40%, 04/18/2025		44,340	0.09%
56,000	8.40%, 04/18/2026		47,337	0.10%
52,000	8.40%, 04/18/2029		43,956	0.09%
78,000	8.40%, 04/18/2030		65,933	0.14%
21,000	8.40%, 04/18/2031		17,751	0.04%
100,000	8.40%, 04/18/2033		84,530	0.18%
38,000	8.40%, 07/18/2021		32,125	0.07%
34,000	8.40%, 07/18/2024		28,988	0.06%
20,000	8.40%, 07/18/2029		16,908	0.04%
81,000	8.40%, 07/18/2030		68,477	0.15%
38,000	8.40%, 07/18/2031		32,125	0.07%
39,000	8.40%, 10/18/2021		32,967	0.07%
54,000	8.40%, 10/18/2025		46,057	0.10%
58,000	8.40%, 10/18/2026		49,027	0.10%
35,000	8.40%, 10/18/2028		29,586	0.06%
75,000	8.40%, 10/18/2029		63,398	0.14%
81,000	8.40%, 10/18/2030		68,469	0.15%
88,000	8.40%, 10/18/2031		74,386	0.16%
40,000	8.40%, 01/18/2022		34,072	0.07%
44,000	8.40%, 01/18/2023		37,497	0.08%
47,000	8.40%, 01/18/2024		40,068	0.09%
41,000	8.40%, 04/18/2022		34,924	0.07%
44,000	8.40%, 04/18/2023		37,493	0.08%
47,000	8.40%, 04/18/2024		40,062	0.09%
41,000	8.40%, 07/18/2022		34,932	0.07%
45,000	8.40%, 07/18/2023		38,354	0.08%
42,000	8.40%, 10/18/2022		35,784	0.08%
46,000	8.40%, 10/18/2023		39,206	0.08%
50,000	8.40%, 10/18/2024		42,630	0.09%
Texas		7.96%
	Collin County Lighthouse Christian Fellowship, Inc.
306,000	8.00%, 04/01/2034		304,409	0.65%
	The Fellowship at Cinco Ranch, Inc.
25,000	7.20%, 03/19/2025		25,093	0.05%
118,000	7.20%, 03/19/2026		117,386	0.25%
72,000	7.20%, 03/19/2027		71,626	0.15%
136,000	7.20%, 03/19/2028		135,293	0.29%
146,000	7.20%, 03/19/2029		145,241	0.31%
157,000	7.20%, 03/19/2030		156,184	0.33%
49,000	7.20%, 03/19/2031		48,745	0.10%
93,000	7.20%, 09/19/2025		93,353	0.20%
122,000	7.20%, 09/19/2026		121,366	0.26%
132,000	7.20%, 09/19/2027		131,314	0.28%
141,000	7.20%, 09/19/2028		140,267	0.30%
152,000	7.20%, 09/19/2029		151,210	0.32%
162,000	7.20%, 09/19/2030		161,158	0.34%
139,000	7.20%, 09/19/2031		138,277	0.29%
94,000	8.00%, 03/19/2023		94,235	0.20%
99,000	8.00%, 09/19/2023		99,267	0.21%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		201,020	0.43%
100,000	7.60%, 06/15/2018		100,620	0.21%
	Iglesia Templo Jerusalen
36,000	7.90%, 06/12/2033		35,816	0.08%
93,000	7.90%, 06/12/2034		92,526	0.20%
100,000	7.90%, 06/12/2035		99,490	0.21%
108,000	7.90%, 06/12/2036		107,449	0.23%
46,000	7.90%, 12/12/2027		45,765	0.10%
37,000	7.90%, 12/12/2032		36,811	0.08%
76,000	7.90%, 12/12/2033		75,612	0.16%
96,000	7.90%, 12/12/2034		95,510	0.20%
79,000	7.90%, 12/12/2035		78,597	0.17%
86,000	7.90%, 12/12/2036		85,561	0.18%
58,000	7.90%, 06/12/2028		57,704	0.12%
48,000	7.90%, 06/12/2029		47,755	0.10%
68,000	7.90%, 06/12/2030		67,653	0.14%
60,000	7.90%, 12/12/2028		59,694	0.13%
65,000	7.90%, 12/12/2029		64,669	0.14%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		99,480	0.21%
20,000	7.80%, 06/15/2021		19,898	0.04%
19,000	7.80%, 12/15/2020		18,903	0.04%
23,000	7.90%, 06/15/2023		23,065	0.05%
23,000	7.90%, 12/15/2022		23,060	0.05%
24,000	7.90%, 12/15/2023		24,072	0.05%
21,000	8.00%, 06/15/2022		21,048	0.04%
21,000	8.00%, 12/15/2021		21,044	0.04%
Virginia		1.36%
	New Life Annointed Ministries International, Inc. (a)
171,000	7.80%, 06/21/2020		115,699	0.25%
64,000	7.80%, 06/21/2022		43,629	0.09%
103,000	7.80%, 06/21/2024		70,267	0.15%
100,000	7.80%, 12/21/2020		67,660	0.14%
60,000	7.80%, 12/21/2023		40,926	0.09%
142,000	7.80%, 12/21/2025		96,915	0.21%
124,000	7.80%, 06/21/2023		84,556	0.18%
115,000	7.80%, 12/21/2024		78,465	0.17%
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		39,792	0.08%
Washington		1.47%
	Cascade Christian Center of Skagit Valley
21,000	8.40%, 04/20/2022		21,042	0.04%
23,000	8.40%, 04/20/2023		23,055	0.05%
24,000	8.40%, 04/20/2024		24,065	0.05%
10,000	8.40%, 04/20/2026		9,948	0.02%
20,000	8.40%, 04/20/2027		19,896	0.04%
3,000	8.40%, 04/20/2028		2,984	0.01%
44,000	8.40%, 04/20/2031		43,771	0.09%
48,000	8.40%, 04/20/2032		47,750	0.10%
9,000	8.40%, 04/20/2033		8,953	0.02%
57,000	8.40%, 04/20/2034		56,704	0.12%
6,000	8.40%, 04/20/2035		5,969	0.01%
38,000	8.40%, 04/20/2036		37,802	0.08%
20,000	8.40%, 10/20/2021		19,896	0.04%
22,000	8.40%, 10/20/2022		22,048	0.05%
24,000	8.40%, 10/20/2023		24,062	0.05%
26,000	8.40%, 10/20/2024		26,075	0.06%
11,000	8.40%, 10/20/2026		10,943	0.02%
28,000	8.40%, 10/20/2030		27,855	0.06%
46,000	8.40%, 10/20/2031		45,761	0.10%
50,000	8.40%, 10/20/2032		49,740	0.11%
54,000	8.40%, 10/20/2033		53,719	0.11%
58,000	8.40%, 10/20/2034		57,699	0.12%
48,000	8.40%, 10/20/2035		47,751	0.10%
4,000	8.40%, 10/20/2036		3,979	0.01%
Washington, DC		1.12%
	Metropolitan Baptist Church
77,000	8.20%, 01/12/2015		76,099	0.16%
80,000	8.30%, 07/12/2015		79,392	0.17%
98,000	8.40%, 01/12/2018		97,549	0.21%
130,000	8.40%, 01/12/2033		128,050	0.27%
100,000	8.40%, 01/12/2027		97,630	0.21%
45,000	8.40%, 07/12/2018		44,820	0.10%
Wisconsin		0.42%
	Immanuel Evangelical Lutheran Church
200,000	8.00%, 07/01/2034		199,000	0.42%

Total Church Mortgage-Backed Bonds (Cost $44,788,626)		88.44%	41,514,287	88.44%

CHURCH MORTGAGE LOANS - 11.357%

California		3.06%
974,971	Mount Olive Baptist 7.75%, 09/01/2037		960,336	2.05%
1,034,864	The Sound of His Voice Christian Fellowship, Inc. 7.75%, 09/01/2037		476,244	1.01%
Georgia		1.73%
1,074,166	God First Ministry 8.75%, 08/01/2037		809,814	1.73%
Nevada		0.91%
428,043	Iglesia Cristiana Verbo 9.00%, 05/01/2033		425,903	0.91%
New Jersey		1.63%
767,484	Igreja Batista 8.75%, 08/01/2038		763,647	1.63%
Texas		3.65%
1,711,033	Pleasant Grove Baptist 7.50%, 08/01/2033		1,711,033	3.65%

Total Church Mortgage Loans (Cost $5,990,561)		10.97%	5,146,977	10.97%

US TREASURY OBLIGATIONS (Cost $143,484)		0.36%
	US Treasury Note
150,000	4.50%, 02/15/2016		168,000	0.36%

SHORT TERM INVESTMENTS		1.37%

Money Market Funds
642,852	Fifth Third Institutional Money Market - 0.14%*		642,852	1.37%
	(Cost $642,852)

Total Investments - (Cost $51,565,523)		101.14%	$47,472,116	101.14%

Liabilities in Excess of Other Assets		-1.14%	(533,480)	-1.14%

Net Assets		100.00%	$46,938,636	100.00%

(a) Non-income producing security.
*Rate shown represents the rate as of December 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Capstone Church Capital Fund
1. SECURITY TRANSACTIONS
At December 31, 2010 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $51,564,915 amounted to $4,092,799 which consisted of aggregate gross unrealized appreciation of
$42,612 and aggregate gross unrealized depreciation of $4,135,411.

2. SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The Adviser’s fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

Fair value is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  Capstone Asset Management Company (“CAMCO” or “Adviser”) constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of church mortgage bonds from which the Fund has acquired the substantial majority of its investments in church mortgage bonds and church mortgage loans.

When the bond issue becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Similar methods are used to value church mortgage loans held or to be purchased by the Fund.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.

Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in money market funds are generally priced at the money market fund’s ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Church Mortgage Bonds	$ -	$ -	$41,514,287	$41,514,287
Church Mortgage Loans	$ -	$ -	$5,146,977	$5,146,977
US Treasury Obligations	$0	$168,000	$ -	$168,000
Cash Equivalents	$642,852	$ -	$ -	$642,852
Total	$642,852	$ 168,000	$46,661,264	$47,472,116

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 09/30/10	$41,784,551	$5,101,776	$46,886,327
Accrued Accretion/
(Amortization)	$41		$41
Change in Unrealized
Appreciation/
(Depreciation)	($15,305)	$51,264	$35,959
Realized Market
Gain/(Loss)	$0	$0	$0
Net Purchase/(Sales)	($255,000)	($6,063)	($261,063)
Transfers In/
(Out) of Level 3	________	________	________

Balance as of 12/31/10	$41,514,287	$5,146,977	$46,661,264

Subsequent Events: Management has evaluated subsequent events through March 1, 2011, the date of this report. In management opinion, there are no matters requiring disclosure.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date March 1, 2011

By /s/Carla Homer

* Carla Homer

  Treasurer

Date March 1, 2011

* Print the name and title of each signing officer under his or her signature.